Vanguard Global ex-US Real Estate Index Fund Average Annual Total Returns - ETF Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Global ex-U.S. Property Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.30%	0.37%	2.77%
MSCI ACWI ex USA Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	20.09%	(0.64%)	1.67%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.36%	0.10%	1.94%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.98%	0.72%	3.15%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.38%	0.70%	3.20%